CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2018 shares
Common Class A [Member] | 2018 Share Repurchase Plan
Repurchase of common stock	45,273,040